Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Property Plant And Equipment [Line Items]
Property and equipment, at cost	$ 364,152	$ 391,593
Less - Accumulated depreciation	(267,167)	(282,601)
Property and equipment, net	96,985	108,992	$ 130,294
Land [Member]
Property Plant And Equipment [Line Items]
Property and equipment, at cost	10,037	12,589
Buildings [Member]
Property Plant And Equipment [Line Items]
Property and equipment, at cost	30,835	34,247
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, at cost	$ 323,280	$ 344,757